Restatement of Consolidated Financial Statements - Additional Information (Details) - Public Warrants - Forecast $ in Millions	4 Months Ended
May 06, 2021 USD ($) shares
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Warrant exercised | shares	9,699,528
Net proceeds from warrant exercised | $	$ 111.5